Investment Portfolioas of September 30, 2022 (Unaudited)
DWS RREEF Global Real Estate Securities Fund
	Shares	Value ($)

Common Stocks 98.0%
Australia 3.8%
BGP Holdings PLC* (a)	11,394,023	34,617
Dexus	256,913	1,274,464
GPT Group	311,116	762,918
Mirvac Group	1,418,112	1,766,562
Scentre Group	1,186,855	1,924,913
Shopping Centres Australasia Property Group	649,197	978,913
(Cost $8,033,909)		6,742,387
Belgium 0.5%
Aedifica SA	7,734	596,091
VGP NV	2,478	236,951
(Cost $860,470)		833,042
Canada 2.7%
Canadian Apartment Properties REIT (b)	38,777	1,181,823
Granite Real Estate Investment Trust (b)	20,237	976,726
RioCan Real Estate Investment Trust (b)	119,547	1,611,442
Tricon Residential, Inc.	106,792	923,853
(Cost $4,825,477)		4,693,844
France 0.9%
ICADE	7,308	271,210
Klepierre SA (REIT)	77,329	1,327,449
(Cost $2,099,236)		1,598,659
Germany 1.8%
Vonovia SE (Cost $4,666,486)	151,445	3,271,242
Hong Kong 5.2%
CK Asset Holdings Ltd.	332,820	1,997,369
Hongkong Land Holdings Ltd.	148,700	654,154
Link REIT	391,225	2,729,912
Sun Hung Kai Properties Ltd.	240,500	2,630,855
Wharf Real Estate Investment Co., Ltd.	264,000	1,198,238
(Cost $8,580,993)		9,210,528
Japan 10.2%
Activia Properties, Inc.	702	2,053,679
Global One Real Estate Investment Corp.	1,474	1,118,074
Hulic Reit, Inc.	1,122	1,285,769
Industrial & Infrastructure Fund Investment Corp.	1,132	1,285,465
Keihanshin Building Co., Ltd.	87,900	743,203
Kenedix Retail REIT Corp.	793	1,466,761
LaSalle Logiport REIT	656	734,466
Mitsubishi Estate Co., Ltd.	217,100	2,846,110
Mitsui Fudosan Co., Ltd.	95,500	1,818,029

Mori Trust Hotel Reit, Inc.	1,294	1,188,580
Mori Trust Sogo Reit, Inc.	1,303	1,240,480
Sekisui House Reit, Inc.	1,540	865,198
TOC Co., Ltd.	39,500	192,818
Tokyu Fudosan Holdings Corp.	221,100	1,148,989
(Cost $20,257,373)		17,987,621
Netherlands 0.2%
CTP NV 144A (Cost $802,330)	40,328	417,207
Singapore 3.2%
CapitaLand Integrated Commercial Trust	1,368,057	1,819,564
Capitaland Investment Ltd.	447,219	1,075,585
City Developments Ltd.	45,100	237,560
Frasers Logistics & Commercial Trust	1,804,200	1,542,089
Mapletree Pan Asia Commercial Trust	839,200	1,002,543
(Cost $6,253,980)		5,677,341
Spain 0.6%
Arima Real Estate SOCIMI SA*	37,759	261,752
Inmobiliaria Colonial Socimi SA	69,014	333,506
Merlin Properties Socimi SA	69,724	536,545
(Cost $1,723,806)		1,131,803
Sweden 1.5%
Castellum AB (b)	80,441	902,940
Fabege AB	130,955	891,659
Fastighets AB Balder "B"*	195,863	783,773
(Cost $2,909,577)		2,578,372
Switzerland 0.4%
PSP Swiss Property AG (Registered) (Cost $913,206)	7,962	796,155
United Kingdom 4.6%
Big Yellow Group PLC	68,291	806,183
British Land Co. PLC	421,409	1,633,559
Derwent London PLC	25,270	565,720
Grainger PLC	469,389	1,198,538
Life Science Reit PLC	343,711	276,412
Segro PLC	198,821	1,658,918
The PRS REIT PLC	330,335	346,252
Tritax EuroBox PLC 144A	315,478	222,455
Tritax EuroBox PLC 144A	188,696	133,779
UNITE Group PLC	129,711	1,245,695
(Cost $9,108,502)		8,087,511
United States 62.4%
Agree Realty Corp. (REIT)	69,670	4,708,299
American Homes 4 Rent "A", (REIT)	132,098	4,334,135
American Tower Corp. (REIT)	2,892	620,912
Apartment Income REIT Corp. (REIT)	61,645	2,380,730
Apple Hospitality REIT, Inc. (REIT)	3,599	50,602
AvalonBay Communities, Inc. (REIT)	42,812	7,885,542
Boston Properties, Inc. (REIT)	39,051	2,927,654
Digital Realty Trust, Inc. (REIT)	10,292	1,020,761
Duke Realty Corp. (REIT)	78,859	3,801,004

EastGroup Properties, Inc. (REIT)	20,636	2,978,600
Equinix, Inc. (REIT)	15,575	8,859,683
Equity LifeStyle Properties, Inc. (REIT)	54,514	3,425,660
Essential Properties Realty Trust, Inc. (REIT)	48,532	943,947
First Industrial Realty Trust, Inc. (REIT)	42,097	1,886,367
Healthcare Realty Trust, Inc. (REIT)	72,237	1,506,141
Healthpeak Properties, Inc. (REIT)	92,895	2,129,153
Independence Realty Trust, Inc. (REIT)	11,609	194,219
Iron Mountain, Inc. (REIT)	49,192	2,162,972
Kimco Realty Corp. (REIT)	192,200	3,538,405
Kite Realty Group Trust (REIT)	155,968	2,685,769
Life Storage, Inc. (REIT)	35,099	3,887,621
Mid-America Apartment Communities, Inc. (REIT)	35,831	5,556,313
Prologis, Inc. (REIT)	91,867	9,333,662
Public Storage (REIT)	28,885	8,457,817
Realty Income Corp. (REIT)	97,352	5,665,886
Ryman Hospitality Properties, Inc. (REIT)	34,406	2,531,938
Sabra Health Care REIT, Inc. (REIT)	180,203	2,364,263
SBA Communications Corp. (REIT)	4,083	1,162,226
Simon Property Group, Inc. (REIT)	15,966	1,432,949
Ventas, Inc. (REIT)	92,527	3,716,810
VICI Properties, Inc. (REIT)	162,232	4,842,625
WP Carey, Inc. (REIT)	45,148	3,151,330
(Cost $109,368,881)		110,143,995
Total Common Stocks (Cost $180,404,226)		173,169,707

Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (c) (d) (Cost $2,089,293)	2,089,293	2,089,293

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.84% (c) (Cost $1,710,876)	1,710,876	1,710,876

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $184,204,395)	100.2	176,969,876
Other Assets and Liabilities, Net	(0.2)	(356,561)
Net Assets	100.0	176,613,315
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2022 are as follows:
Value ($) at 12/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2022	Value ($) at 9/30/2022
Securities Lending Collateral 1.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.79% (c) (d)
13,407,716	—	11,318,423 (e)	—	—	6,847	—	2,089,293	2,089,293
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 2.84% (c)
1,488,002	77,326,133	77,103,259	—	—	8,771	—	1,710,876	1,710,876
14,895,718	77,326,133	88,421,682	—	—	15,618	—	3,800,169	3,800,169

Portfolio holdings in real estate entities outside the United States are generally organized as either corporations, trusts or partnerships subject to the tax laws of their country of domicile.
*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2022 amounted to $2,667,980, which is 1.5% of net assets.

(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $621,704.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At September 30, 2022 the DWS RREEF Global Real Estate Securities Fund had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Diversified	46,602,887	27%
Apartments	24,239,724	14%
Industrial	16,717,444	10%
Shopping Centers	15,288,918	9%
Storage	13,151,621	7%
Real Estate Services	11,335,660	6%
Office	11,068,092	6%
Specialty Services	10,408,802	6%
Health Care	9,716,367	6%
Financials	4,543,702	3%
Hotels	3,771,120	2%
Manufactured Homes	3,425,660	2%
Retail	1,466,761	1%
Regional Malls	1,432,949	1%
Total	173,169,707	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$6,707,770	$34,617	$6,742,387
Belgium	—	833,042	—	833,042
Canada	4,693,844	—	—	4,693,844
France	—	1,598,659	—	1,598,659
Germany	—	3,271,242	—	3,271,242
Hong Kong	—	9,210,528	—	9,210,528
Japan	—	17,987,621	—	17,987,621
Netherlands	—	417,207	—	417,207
Singapore	—	5,677,341	—	5,677,341
Spain	—	1,131,803	—	1,131,803
Sweden	—	2,578,372	—	2,578,372
Switzerland	—	796,155	—	796,155
United Kingdom	—	8,087,511	—	8,087,511
United States	110,143,995	—	—	110,143,995
Short-Term Investments (a)	3,800,169	—	—	3,800,169
Total	$118,638,008	$58,297,251	$34,617	$176,969,876

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DRGRESF-PH3
R-080548-1 (1/23)